SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Interest	$ 0	$ 0	$ 0
Income taxes	$ 276,432	$ 650,540	$ 581,263